OPERATING SEGMENTS, Distribution of Total Revenue, Operating Revenue and Non-current Assets of Group Based on Location (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	S/ 25,665,000	S/ 20,919,000		S/ 19,452,000
Operating income	[2]	12,938,000	11,092,000		9,356,000
Total non-current assets	[3]	5,083,000	4,724,000
Total liabilities		205,733,123	205,818,944	[4]	216,611,348	[4]
Peru [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	17,279,000	14,053,000		17,330,000
Operating income	[2]	11,922,000	10,430,000		8,682,000
Total non-current assets	[3]	4,648,000	4,325,000
Total liabilities		180,268,000	179,855,000
Bermudas [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	5,394,000	5,151,000		18,000
Operating income	[2]	(45,000)	(28,000)		(17,000)
Total non-current assets	[3]	0	134,000
Total liabilities		2,086,000	2,123,000
Panama [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	384,000	295,000		309,000
Operating income	[2]	174,000	105,000		103,000
Total non-current assets	[3]	31,000	3,000
Total liabilities		5,580,000	8,384,000
Cayman Islands [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	502,000	72,000		17,000
Operating income	[2]	358,000	72,000		0
Total non-current assets	[3]	0	0
Total liabilities		154,000	139,000
Bolivia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	1,082,000	960,000		978,000
Operating income	[2]	328,000	377,000		373,000
Total non-current assets	[3]	122,000	113,000
Total liabilities		12,784,000	11,885,000
Colombia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	855,000	193,000		601,000
Operating income	[2]	199,000	132,000		213,000
Total non-current assets	[3]	193,000	22,000
Total liabilities		4,060,000	2,283,000
United States of America [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	29,000	8,000		33,000
Operating income	[2]	0	0		1,000
Total non-current assets	[3]	14,000	5,000
Total liabilities		19,000	15,000
Chile [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	129,000	187,000		166,000
Operating income	[2]	2,000	4,000		1,000
Total non-current assets	[3]	75,000	119,000
Total liabilities		778,000	1,132,000
Others [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	11,000	0		0
Operating income	[2]	0	0		0
Total non-current assets	[3]	0	3,000
Total liabilities		S/ 4,000	S/ 3,000
Previously stated [member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				4,605,000
Total liabilities					217,809,000
Previously stated [member] | Peru [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				3,773,000
Total liabilities					188,505,000
Previously stated [member] | Bermudas [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				134,000
Total liabilities					2,174,000
Previously stated [member] | Panama [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				30,000
Total liabilities					10,389,000
Previously stated [member] | Cayman Islands [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				0
Total liabilities					88,000
Previously stated [member] | Bolivia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				121,000
Total liabilities					13,012,000
Previously stated [member] | Colombia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				415,000
Total liabilities					2,610,000
Previously stated [member] | United States of America [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				1,000
Total liabilities					5,000
Previously stated [member] | Chile [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				131,000
Total liabilities					1,026,000
Previously stated [member] | Others [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non-current assets	[3]				0
Total liabilities					S/ 0

[1]	Including total interest and similar income, other income and net premiums earned from insurance activities.
[2]	Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.
[3]	Non-current assets consist of property, furniture and equipment (fixed assets), intangible assets and goodwill and right-for-use assets, net.
[4]	See note 3(b).